Description of Business (Details) (USD $)	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010	Oct. 29, 2010
Business Acquisition [Line Items]
Net sales	$ 1,136,352,000	$ 850,002,000	$ 3,068,613,000	$ 2,475,446,000
Net income	173,105,000	118,503,000	437,309,000	315,161,000
Assets Acquired:
Current assets of discontinued operations	351,579,000		351,579,000		0
Liabilities Assumed:
Agreed amount to sell the drilling segment purchased from LeTourneau	375,000,000		375,000,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax			1,300,000	0
Total current assets of discontinued operations	351,579,000		351,579,000		0
Total non-current assets of discontinued operations	233,080,000		233,080,000		0
Total current liabilities of discontinued operations	200,740,000		200,740,000		0
LeTourneau Technologies, Inc [Member]
Business Acquisition [Line Items]
Cash consideration	1,100,000,000		1,100,000,000
Working capital purchase price adjustments	(54,346,000)		(54,346,000)
Total	1,045,654,000		1,045,654,000
Intangible assets and goodwill	488,000,000		488,000,000
Finite-lived intangible assets	232,000,000		232,000,000
Net sales	1,203,786,000	922,202,000	3,284,766,000	2,641,619,000
Income from continuing operations	175,015,000	124,192,000	446,593,000	318,915,000
Basic earnings per share from continuing operations (in dollars per share)	$ 1.66	$ 1.20	$ 4.26	$ 3.09
Diluted earnings per share from continuing operations (in dollars per share)	$ 1.64	$ 1.18	$ 4.19	$ 3.05
Net sales			43,300,000
Net income			6,300,000
Acquisition cost			8,600,000
Assets Acquired:
Cash and cash equivalents	4,714,000		4,714,000
Accounts receivable	57,237,000		57,237,000
Inventories	199,214,000		199,214,000
Other current assets	187,000		187,000
Current assets of discontinued operations	330,268,000		330,268,000
Property, plant and equipment	85,609,000		85,609,000
Other intangible assets and goodwill	488,162,000		488,162,000
Other non-current assets	535,000		535,000
Non-current assets of discontinued operations	234,240,000		234,240,000
Total assets acquired	1,400,166,000		1,400,166,000
Liabilities Assumed:
Accounts payable	(37,161,000)		(37,161,000)
Employee compensation and benefits	(10,576,000)		(10,576,000)
Advance payments and progress billings	(97,228,000)		(97,228,000)
Other accrued liabilities	(20,039,000)		(20,039,000)
Current liabilities of discontinued operations	(189,508,000)		(189,508,000)
Total liabilities assumed	(354,512,000)		(354,512,000)
Total assets acquired, net	1,045,654,000		1,045,654,000
Agreed amount to sell the drilling segment purchased from LeTourneau	375,000,000		375,000,000
Maximum number of days to close the transaction after purchase agreement			60 days
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	57,237,000		57,237,000
Inventories	199,214,000		199,214,000
Other current assets	187,000		187,000
Total current assets of discontinued operations	330,268,000		330,268,000
Property, plant and equipment, net	85,609,000		85,609,000
Other non-current assets	535,000		535,000
Accounts payable	(37,161,000)		(37,161,000)
LeTourneau Drilling Products Segment [Member]
Assets Acquired:
Accounts receivable	49,399,000		49,399,000
Inventories	274,674,000		274,674,000
Other current assets	27,506,000		27,506,000
Current assets of discontinued operations	351,579,000		351,579,000
Property, plant and equipment	116,528,000		116,528,000
Other non-current assets	718,000		718,000
Liabilities Assumed:
Accounts payable	52,536,000		52,536,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	19,536,000		19,536,000
Income before income taxes	1,941,000		1,941,000
Provision for income taxes	641,000		641,000
Income from discontinued operations, net of tax	1,300,000		1,300,000
Accounts receivable, net	49,399,000		49,399,000
Inventories	274,674,000		274,674,000
Other current assets	27,506,000		27,506,000
Total current assets of discontinued operations	351,579,000		351,579,000
Property, plant and equipment, net	116,528,000		116,528,000
Other intangible assets and goodwill	115,834,000		115,834,000
Other non-current assets	718,000		718,000
Total non-current assets of discontinued operations	233,080,000		233,080,000
Accounts payable	52,536,000		52,536,000
Employee compensation and benefits	12,709,000		12,709,000
Advance payments and progress billings	102,043,000		102,043,000
Other accrued liabilities	33,452,000		33,452,000
Total current liabilities of discontinued operations	$ 200,740,000		$ 200,740,000